OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2024	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Debts with businesses for consumption by our customers with credit card	—	—	—	(104,162,752)	15,847,170	(88,315,582)
Derivatives instruments	3,235,376	1,260,801	4,496,177	—	—	—
Total	3,235,376	1,260,801	4,496,177	(104,162,752)	15,847,170	(88,315,582)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2023	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(1,900,439)	(52,991,077)	(54,891,516)
Derivatives instruments	400,011	5,848,954	6,248,965	—	—	—
Total	400,011	5,848,954	6,248,965	(1,900,439)	(52,991,077)	(54,891,516)